Offerings - Offering: 1	Jul. 10, 2025 USD ($) shares
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Equity
Security Class Title	Common stock, par value $0.001 per share
Amount Registered | shares	2,367,647
Proposed Maximum Offering Price per Unit	85.00
Maximum Aggregate Offering Price	$ 201,249,995.00
Fee Rate	0.01531%
Amount of Registration Fee	$ 30,811.37
Offering Note	(1) Calculated in accordance with Rule 457(r) under the Securities Act of 1933, as amended (the "Securities Act"). Payment of the registration fee at the time of filing of the registrant's Registration Statement on Form S-3ASR (File No. 333-270233) on March 2, 2023 was deferred pursuant to Rules 456(b) and 457(r) under the Securities Act and is paid herewith. (2) The amount registered includes the shares of common stock that may be purchased by the underwriters pursuant to their option to purchase additional common stock.